BRU-Q1

Quarterly Report
August 31, 2025
MFS®  Blended Research®
Value Equity Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 3.7%
Curtiss-Wright Corp.	1,330	$635,939
General Dynamics Corp.	13,875	4,503,409
General Electric Co.	12,296	3,383,859
Leidos Holdings, Inc.	16,700	3,021,364
		$11,544,571
Apparel Manufacturers – 0.5%
VF Corp.	95,673	$1,447,532
Biotechnology – 0.3%
Gilead Sciences, Inc.	9,150	$1,033,675
Broadcasting – 1.5%
TKO Group Holdings, Inc.	9,067	$1,718,740
Walt Disney Co.	25,449	3,012,653
		$4,731,393
Brokerage & Asset Managers – 4.9%
Charles Schwab Corp.	19,824	$1,899,932
Citigroup, Inc.	63,852	6,166,188
CME Group, Inc.	3,569	951,174
Interactive Brokers Group, Inc.	26,937	1,676,559
Raymond James Financial, Inc.	22,504	3,813,078
XP, Inc.	38,360	695,850
		$15,202,781
Business Services – 1.8%
Accenture PLC, “A”	4,900	$1,273,853
Dropbox, Inc. (a)	22,780	661,987
Fiserv, Inc. (a)	22,630	3,127,014
GoDaddy, Inc. (a)	3,314	491,499
		$5,554,353
Chemicals – 0.4%
Eastman Chemical Co.	17,922	$1,260,633
Computer Software – 2.6%
Guidewire Software, Inc. (a)	3,209	$696,417
Okta, Inc. (a)	22,736	2,109,219
Salesforce, Inc.	13,684	3,506,525
VeriSign, Inc.	1,767	483,045
Zoom Communications, Inc. (a)	14,283	1,162,922
		$7,958,128
Construction – 2.0%
Builders FirstSource, Inc. (a)	10,684	$1,481,657
CRH PLC	9,584	1,082,513
Mohawk Industries, Inc. (a)	8,149	1,081,291
Stanley Black & Decker, Inc.	36,643	2,722,208
		$6,367,669
Consumer Products – 2.1%
Colgate-Palmolive Co.	40,158	$3,376,083
Kimberly-Clark Corp.	25,648	3,312,183
		$6,688,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.7%
Booking Holdings, Inc.	416	$2,329,205
Electrical Equipment – 1.7%
AMETEK, Inc.	3,117	$576,022
Amphenol Corp., “A”	43,389	4,723,326
		$5,299,348
Electronics – 3.3%
Applied Materials, Inc.	18,275	$2,937,889
Flex Ltd. (a)	12,860	689,553
KLA Corp.	1,740	1,517,280
Lam Research Corp.	42,734	4,279,810
Micron Technology, Inc.	7,620	906,856
		$10,331,388
Energy - Independent – 4.1%
ConocoPhillips	30,921	$3,060,251
EOG Resources, Inc.	35,246	4,399,406
Phillips 66	27,325	3,650,074
Valero Energy Corp.	10,047	1,527,244
		$12,636,975
Energy - Integrated – 1.7%
Exxon Mobil Corp.	29,659	$3,389,727
National Gas Fuel Co.	23,826	2,066,667
		$5,456,394
Energy - Renewables – 0.2%
GE Vernova, Inc.	1,018	$624,003
Engineering - Construction – 0.2%
Jacobs Solutions, Inc.	4,621	$675,729
Food & Beverages – 2.3%
General Mills, Inc.	25,563	$1,261,023
Ingredion, Inc.	7,238	937,611
Mondelez International, Inc.	57,377	3,525,243
PepsiCo, Inc.	9,753	1,449,783
		$7,173,660
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	29,909	$582,029
Gaming & Lodging – 0.3%
Viking Holdings Ltd. (a)	15,480	$984,838
General Merchandise – 0.5%
Dollar General Corp.	14,778	$1,607,255
Health Maintenance Organizations – 2.0%
Cigna Group	14,444	$4,345,766
Humana, Inc.	6,413	1,947,372
		$6,293,138
Insurance – 7.2%
American International Group, Inc.	7,583	$616,650
Ameriprise Financial, Inc.	6,520	3,356,561
Berkshire Hathaway, Inc., “B” (a)	10,689	5,376,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Chubb Ltd.	16,741	$4,604,947
Corebridge Financial, Inc.	21,382	743,452
Equitable Holdings, Inc.	55,889	2,976,648
Everest Group Ltd.	2,930	1,001,709
Hartford Insurance Group, Inc.	14,336	1,896,796
MetLife, Inc.	13,799	1,122,687
Voya Financial, Inc.	9,836	738,585
		$22,434,388
Interactive Media Services – 3.1%
Alphabet, Inc., “A”	16,033	$3,413,586
Meta Platforms, Inc., “A”	8,435	6,230,935
		$9,644,521
Internet – 0.3%
Pinterest, Inc. (a)	26,650	$976,190
Leisure & Toys – 0.6%
Electronic Arts, Inc.	11,560	$1,987,742
Machinery & Tools – 5.3%
CNH Industrial N.V.	149,018	$1,706,256
Deere & Co.	5,537	2,650,230
Eaton Corp. PLC	12,746	4,450,138
Trane Technologies PLC	8,871	3,686,788
Wabtec Corp.	20,766	4,018,221
		$16,511,633
Major Banks – 4.4%
Bank of America Corp.	11,454	$581,176
JPMorgan Chase & Co.	19,158	5,774,604
Wells Fargo & Co.	89,028	7,316,321
		$13,672,101
Medical & Health Technology & Services – 1.1%
McKesson Corp.	4,097	$2,813,164
Ventas, Inc., REIT	9,136	621,979
		$3,435,143
Medical Equipment – 2.4%
Avantor, Inc. (a)	45,590	$614,098
Boston Scientific Corp. (a)	21,550	2,273,525
Medtronic PLC	48,404	4,492,375
		$7,379,998
Natural Gas - Distribution – 0.6%
UGI Corp.	53,184	$1,842,294
Network & Telecom – 1.0%
Qualcomm, Inc.	19,915	$3,200,938
Oil Services – 1.1%
TechnipFMC PLC	93,106	$3,422,577
Other Banks & Diversified Financials – 5.8%
American Express Co.	17,567	$5,819,596
Northern Trust Corp.	35,937	4,717,809
Popular, Inc.	40,223	5,053,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	32,589	$2,487,844
		$18,078,867
Pharmaceuticals – 6.2%
AbbVie, Inc.	12,179	$2,562,462
Johnson & Johnson	49,954	8,850,350
Organon & Co.	65,124	613,468
Pfizer, Inc.	193,791	4,798,265
Vertex Pharmaceuticals, Inc. (a)	6,301	2,463,817
		$19,288,362
Railroad & Shipping – 1.5%
CSX Corp.	45,321	$1,473,385
Union Pacific Corp.	13,954	3,119,696
		$4,593,081
Real Estate – 2.0%
Essential Properties Realty Trust, REIT	30,117	$943,264
Jones Lang LaSalle, Inc. (a)	1,960	598,917
Simon Property Group, Inc., REIT	5,301	957,679
W.P. Carey, Inc., REIT	55,311	3,711,368
		$6,211,228
Real Estate - Office – 2.0%
Cousins Properties, Inc., REIT	121,273	$3,576,341
Highwoods Properties, Inc., REIT	85,627	2,699,819
		$6,276,160
Restaurants – 1.1%
Aramark	88,127	$3,446,647
Specialty Chemicals – 2.9%
Corteva, Inc.	51,250	$3,802,238
Linde PLC	4,332	2,071,952
RPM International, Inc.	24,049	3,013,580
		$8,887,770
Specialty Stores – 5.9%
Amazon.com, Inc. (a)	30,624	$7,012,896
Home Depot, Inc.	4,218	1,715,756
O'Reilly Automotive, Inc. (a)	46,347	4,805,257
Tapestry, Inc.	16,265	1,656,102
Target Corp.	13,360	1,282,293
TJX Cos., Inc.	12,982	1,773,471
		$18,245,775
Telecom Services – 1.5%
Liberty Global Ltd., “A” (a)	100,050	$1,174,587
T-Mobile USA, Inc.	13,490	3,399,345
		$4,573,932
Tobacco – 1.9%
Altria Group, Inc.	36,016	$2,420,636
Philip Morris International, Inc.	20,802	3,476,638
		$5,897,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.9%
Ameren Corp.	7,270	$725,401
Duke Energy Corp.	21,901	2,682,654
Edison International	32,762	1,838,931
NextEra Energy, Inc.	55,385	3,990,489
PG&E Corp.	187,423	2,863,823
		$12,101,298
Total Common Stocks		$307,890,882
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.33% (v)	3,370,033	$3,370,369

Other Assets, Less Liabilities – 0.1%		372,648
Net Assets – 100.0%		$311,633,899

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,370,369 and
$307,890,882, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$307,890,882	$—	$—	$307,890,882
Investment Companies	3,370,369	—	—	3,370,369
Total	$311,261,251	$—	$—	$311,261,251
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,013,676	$8,134,611	$6,778,220	$108	$194	$3,370,369

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,291	$—